Plant and Equipment - Schedule of property and equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Total	$ 735,169	$ 417,507
Accumulated depreciation	(270,842)	(214,659)
Net carrying value	464,327	202,848
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	585,700	312,231
Land [Member]
Property, Plant and Equipment [Line Items]
Total	2,753	2,244
Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 146,716	$ 103,032